Share Capital - Summary of Share Capital (Detail) - CAD shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 06, 2017
Disclosure of classes of share capital [Line Items]
Outstanding, Beginning of Year	CAD 5,534	CAD 5,534
Common Shares Issued, Net of Issuance Costs and Tax	2,927	0
Outstanding, End of Year	CAD 11,040	CAD 5,534
Outstanding, Beginning of Year	833,290	833,290
Common Shares Issued, Net of Issuance Costs and Tax	187,500		187,500
Outstanding, End of Year	1,228,790	833,290
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Common Shares Issued to ConocoPhillips (Note 5)	CAD 2,579	CAD 0
Common Shares Issued to ConocoPhillips (Note 5)	208,000